28. Financial instruments and risk management (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Cash Flow Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
2019	R$ (173,957)
2020	(187,450)
2021	(32,862)
2022	(9,697)
2023	(8,271)
2023 onwards	(87,785)
Interest Rate Derivative Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
2019	(6,282)
2020	(3,951)
2021	(5,334)
2022	(9,697)
2023	(8,271)
2023 onwards	(87,785)
Fuel Derivative [Member]
Disclosure of detailed information about financial instruments [line items]
2019	(167,675)
2020	(183,499)
2021	(27,528)
2022	0
2023	0
2023 onwards	R$ 0